[LOGO] FORUM
       FINANCIAL GROUP

                                                May 5, 2003

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the forms of Prospectus and Statement of Additional Information with respect to Brown Advisory Intermediate Bond Fund, Polaris Global Value Fund and Winslow Green Growth Fund, dated May 1, 2003, that would have been filed pursuant to Rule
497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 30, 2003, accession number 0001004402-03-000293.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

                                        Sincerely,

                                        /s/ Leslie K. Klenk

                                        Leslie K. Klenk
                                        Forum Administrative Services. LLC

Enclosure

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